Insurance Contract Liabilities and Investment Contract Liabilities - Total Assets Supporting Total Liabilities And Equity (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Total general fund assets	$ 180,229	$ 168,765
Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	81,606	74,443
Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	4,787	4,634
Mortgages and loans(1)
Disclosure of types of insurance contracts [line items]
Total general fund assets	48,222	46,822
Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	7,306	7,157
Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	38,308	35,709
Individual participating life
Disclosure of types of insurance contracts [line items]
Total general fund assets	43,499	39,292
Individual participating life | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	22,533	19,624
Individual participating life | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	2,899	2,557
Individual participating life | Mortgages and loans(1)
Disclosure of types of insurance contracts [line items]
Total general fund assets	8,372	7,978
Individual participating life | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	4,941	4,736
Individual participating life | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	4,754	4,397
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total general fund assets	48,007	45,117
Individual non-participating life and health | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	21,301	18,720
Individual non-participating life and health | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	1,418	1,303
Individual non-participating life and health | Mortgages and loans(1)
Disclosure of types of insurance contracts [line items]
Total general fund assets	14,145	14,398
Individual non-participating life and health | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	1,790	1,638
Individual non-participating life and health | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	9,353	9,058
Group life and health
Disclosure of types of insurance contracts [line items]
Total general fund assets	19,128	18,440
Group life and health | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	6,858	6,271
Group life and health | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	72	70
Group life and health | Mortgages and loans(1)
Disclosure of types of insurance contracts [line items]
Total general fund assets	9,301	9,217
Group life and health | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	0	0
Group life and health | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	2,897	2,882
Individual annuities
Disclosure of types of insurance contracts [line items]
Total general fund assets	18,617	18,695
Individual annuities | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	11,711	11,918
Individual annuities | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	48	49
Individual annuities | Mortgages and loans(1)
Disclosure of types of insurance contracts [line items]
Total general fund assets	6,065	5,769
Individual annuities | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	0	0
Individual annuities | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	793	959
Group annuities
Disclosure of types of insurance contracts [line items]
Total general fund assets	15,318	13,603
Group annuities | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	7,323	6,448
Group annuities | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	37	35
Group annuities | Mortgages and loans(1)
Disclosure of types of insurance contracts [line items]
Total general fund assets	7,261	6,298
Group annuities | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	0	0
Group annuities | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	697	822
Equity and other
Disclosure of types of insurance contracts [line items]
Total general fund assets	35,660	33,618
Equity and other | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	11,880	11,462
Equity and other | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	313	620
Equity and other | Mortgages and loans(1)
Disclosure of types of insurance contracts [line items]
Total general fund assets	3,078	3,162
Equity and other | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	575	783
Equity and other | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	$ 19,814	$ 17,591